Shareholders' Equity	12 Months Ended
Sep. 30, 2019
Equity [Abstract]
Shareholders' Equity	SHAREHOLDERS' EQUITY

The Company and the Bank are subject to various regulatory capital requirements. Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the following table) of Common Equity Tier 1, Tier 1 and Total capital to risk weighted assets (as defined in the regulations) and Tier 1 capital to average assets (as defined in the regulations). Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary action by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. The Company and the Bank are also subject to certain restrictions on the amount of dividends that they may declare without prior regulatory approval.

As of September 30, 2019, and 2018, the Company and the Bank met all capital adequacy requirements to which they are subject, and the OCC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum Common Equity Tier 1, Tier 1 risk-based, Total risk-based and Tier 1 leverage ratios as set forth in the following table. The Bank's actual capital amounts and ratios as of these dates are also presented. There are no conditions or events since that management believes have changed the Bank's categorization.

	Actual		Capital Adequacy Guidelines	Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio	Ratio	Ratio
September 30, 2019	(In thousands)
Common Equity Tier 1 risk-based capital ratio:
The Company	$1,710,147	14.30%	4.50%	NA
The Bank	1,666,426	13.93	4.50	6.50%
Tier 1 risk-based capital ratio:
The Company	1,710,147	14.30	6.00	NA
The Bank	1,666,426	13.93	6.00	8.00
Total risk-based capital ratio:
The Company	1,848,581	15.45	8.00	NA
The Bank	1,804,860	15.09	8.00	10.00
Tier 1 leverage ratio:
The Company	1,710,147	10.51	4.00	NA
The Bank	1,666,426	10.24	4.00	5.00

September 30, 2018
Common Equity Tier 1 risk-based capital ratio:
The Company	$1,678,475	14.71%	4.50%	NA
The Bank	1,661,628	14.55	4.50	6.50%
Tier 1 risk-based capital ratio:
The Company	1,678,475	14.71	6.00	NA
The Bank	1,661,628	14.55	6.00	8.00
Total risk-based capital ratio:
The Company	1,814,981	15.91	8.00	NA
The Bank	1,798,135	15.75	8.00	10.00
Tier 1 leverage ratio:
The Company	1,678,475	10.85	4.00	NA
The Bank	1,661,628	10.74	4.00	5.00

At periodic intervals, the Federal Reserve, the OCC and the FDIC routinely examine the Company's and the Bank's financial statements as part of their oversight. Based on their examinations, these regulators can direct that the Company's or Bank's financial statements be adjusted in accordance with their findings.

The Company and the Bank are subject to regulatory restrictions on paying dividends.

The Company has an ongoing share repurchase program and 4,065,837 shares were repurchased during 2019 at a weighted average price of $30.46. In 2018, 4,868,357 shares were repurchased at a weighted average price of $33.74. As of September 30, 2019, management had authorization from the Board of Directors to repurchase up to 7,966,761 additional shares.

In connection with the 2008 Troubled Asset Relief Program ("TARP"), the Company issued 1,707,456 warrants to purchase common stock at an exercise price of $17.36. In 2019, the Company exchanged 102,936 of these warrants with a value of $1,081,704. No such warrants remain outstanding as of September 30, 2019. Outstanding warrants were considered in the calculation of diluted shares outstanding using the treasury stock method.
The following table sets forth information regarding earnings per share calculations.

Year ended September 30,	2019	2018	2017
Weighted average shares outstanding	80,471,316	85,008,040	88,905,457
Weighted average dilutive warrants	4,448	63,079	242,979
Weighted average dilutive options	19,399	38,724	75,771
Weighted average diluted shares	80,495,163	85,109,843	89,224,207

Net income (In thousands)	$210,256	$203,850	$173,532
Basic EPS	$2.61	$2.40	$1.95
Diluted EPS	2.61	2.40	1.94